Income Tax (Income)/ Expense (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax (Income)/ Expense [Line Items]
Deferred tax assets	$ 4,386,002
Jin Xuan Luxury Tourism [Member]
Income Tax (Income)/ Expense [Line Items]
Tax rate effect of tax losses	25.00%